--------------------------------------------------------------------------------
                               SEMIANNUAL REPORT
--------------------------------------------------------------------------------

[Logo]
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

                                                         New England Growth Fund

                                                               [graphic omitted]

--------------
JUNE 30, 1998
--------------

                                                                     August 1998
--------------------------------------------------------------------------------

[Photo of Henry L.P. Schmelzer]

Dear Shareholder:

Investors had reason for comfort during the first half of 1998.

After stunning gains in each of the last three years, the stock market behaved more like its customary self: Major market indicators moved up for a time, slid back and were once again in recovery mode at the end of the period. This pattern largely reflected investors' responses to fast-changing events in Asia. Unpredictable markets call to mind the long-term experience of millions of mutual fund investors; those of us who held firm to our plans as markets entered difficult periods were often rewarded as markets recovered. The longer you stay invested the less that interim ups and downs -- here or overseas -- should concern you.

News from the Far East drove bond market sentiment as well. In the United States, faltering Asian economies meant lower prices on many imported goods, putting pressure on prices and corporate earnings. With slower growth now a real possibility and with little immediate evidence of inflation, the Federal Reserve Board left short-term interest rates unchanged, while long-term rates fell to record lows in mid-June.

In the pages that follow, you can read about how your Fund's management dealt with the disruptions in the Pacific region and their impact on our domestic economy. But beyond Asia's present problems, and notwithstanding the inevitable ebb and flow of our own business cycle, there are reasons to be optimistic about investment prospects over the next several years. For example, vast, under-served populations in China and elsewhere represent huge potential demand for consumer goods. Here in the United States, there is the prospect of a demography-driven spending wave, as millions of baby-boomers enter their peak consumption years. Events may turn out differently -- volatility will always be part of investing -- but as much as the markets may waver, the watchwords for many long-term investors are constant: diversify and persist.

While you are thinking about your investments, take a few minutes to review your portfolio. It's possible that three years of strong market gains have tilted your holdings disproportionately toward aggressive stock funds. If so, you and your financial representative can adjust the balance easily using some of New England Funds' more conservative equity or bond funds to reallocate your assets in line with your long-term goals and comfort level. Once you are satisfied with your portfolio's balance, be sure to stay in touch with your financial professional, invest regularly and don't try to guess what the market will do next.

Thank you for your continued support of New England Funds.

Sincerely,

/s/ Henry L.P. Schmelzer

    Henry L.P. Schmelzer
    President

PREPARING FOR THE YEAR 2000
--------------------------------------------------------------------------------
New England Funds continues to work to provide high quality service as we move into the new century. Since last year we have devoted significant resources to identifying, analyzing and resolving computer issues related to Year 2000. As a further measure, we have focused on year-end 1998 as a target for preparedness by vendor and service agency systems that we rely on for support. We expect major systems to be ready before the end of the year, with a year of quality assurance to follow.

                             NEW ENGLAND GROWTH FUND
--------------------------------------------------------------------------------

                                        INVESTMENT RESULTS THROUGH JUNE 30, 1998
--------------------------------------------------------------------------------

Putting Performance in Perspective

The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

                                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES

[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares since 6/30/78, compared to the S&P 500. The data points from the graph are as follows:]

                     NAV(1)          MSC(2)       S&P 500(3)

06/30/1978          $ 10,000       $  9,425       $ 10,000
      1979          $ 11,490       $ 10,829       $ 11,355
      1980          $ 14,553       $ 13,716       $ 13,310
      1981          $ 22,875       $ 21,559       $ 16,042
      1982          $ 22,872       $ 21,557       $ 17,870
      1983          $ 46,850       $ 44,156       $ 28,757
      1984          $ 36,154       $ 34,075       $ 27,417
      1985          $ 47,673       $ 44,931       $ 35,872
      1986          $ 66,131       $ 62,329       $ 48,668
      1987          $ 83,028       $ 78,254       $ 60,903
      1988          $ 76,834       $ 72,416       $ 56,670
      1989          $ 82,397       $ 77,659       $ 68,254
      1990          $101,711       $ 95,862       $ 79,440
      1991          $114,780       $108,181       $ 85,310
      1992          $135,039       $127,274       $ 96,708
      1993          $145,667       $137,291       $109,831
      1994          $146,861       $138,417       $111,402
      1995          $184,605       $173,990       $140,355
      1996          $210,505       $198,401       $176,749
      1997          $287,339       $270,817       $237,957
      1998          $378,224       $356,476       $309,558

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. All Index and Fund performance assumes reinvested distributions.

                                         AVERAGE ANNUAL TOTAL RETURNS -- 6/30/98

   Class A (Inception 11/27/68)    6 Months     1 Year      5 Years    10 Years
   Net Asset Value(1)                26.70%      31.63%      21.03%     17.28%
   With Max. Sales Charge(2)         19.37       24.10       19.60      16.58
   Standard & Poor's 500(3)          17.67       30.09       23.03      18.51
   Lipper Growth Fund Avg.(4)        15.10       25.38       18.91      16.13
--------------------------------------------------------------------------------

   Class B (Inception 2/28/97)       6 Months       1 Year     Since Inception
   Net Asset Value(1)                  26.16%        30.52%        31.50%
   With CDSC(5)                        21.16         25.80         28.77
   Standard & Poor's 500(3)            17.67         30.09         33.27
   Lipper Growth Fund Avg.(4)          15.10         25.38         27.77
--------------------------------------------------------------------------------

  Notes to Charts

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.
(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 5.75% at the time of purchase.
(3) Standard & Poor's 500 Index(R) (S&P 500) is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. An index cannot be purchased directly.
(4) Lipper Growth Fund Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.
(5) Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 5% sales charge is applied to a redemption of Class B shares. The charge will decrease over time, declining to zero six years after the purchase of shares.

                             NEW ENGLAND GROWTH FUND
--------------------------------------------------------------------------------

                                 QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGER
--------------------------------------------------------------------------------

[Photo of G. Kenneth Heebner]
G. Kenneth Heebner
Capital Growth Management


Q.  How did New England Growth Fund perform for the first half of 1998?

For the six months ending June 30, 1998, New England Growth Fund posted a return of 26.70% for Class A shares -- performance well above that of the average growth fund's 15.10% return (as measured by Lipper Analytical Services, an independent mutual fund ranking company). The Fund's return reflects a $2.78 per share gain in net asset value to $13.19 on June 30.

Q. What was the investment environment like, and how did it influence your investment strategy?

A continuing strong economy, low inflation and a relatively stable interest rate environment contributed to a strong stock market overall for the first half of the year.

During the period, your Fund remained fully invested, keeping your money hard at work in the marketplace. I continued to look for well managed, moderate growth companies that are attractively valued. I see opportunity in what, in my view, remains a near perfect investment climate.

Over the past six months, I built a significant position in American Depository Receipts (ADRs) of European companies,* which I believe are well positioned to benefit from continued growth in Europe over the next several years. There has been a trend recently toward corporate restructuring, deregulation and mergers among companies in major European countries. The push toward leaner, meaner companies may continue as the move toward a common currency approaches. Holdings that represent these trends are Nokia, Volkswagen, Philips Electronics and Daimler Benz.

I also maintained a substantial weighting in financial services stocks, including banks, insurance companies and savings and loans. Many of these issues are enjoying visible earnings growth yet are reasonably priced.

In addition, the retail sector provided several attractive investment opportunities, including Wal-Mart, Kmart and Gap. These familiar retailers earned a spot in the portfolio because they share common traits: They are well managed companies, benefiting from robust consumer spending, a reflection of the favorable economic climate.

----------
* Investing in foreign (including emerging market) securities involves special risks. See a prospectus for details.

Finally, I decreased my position in airline stocks as I found more attractive opportunities in other sectors of the market. I was also careful to avoid investing in companies that appeared overpriced and in companies I considered to be speculative whose earning power is currently stagnant.

Q. How would you describe the Fund's investment approach?

New England Growth Fund takes a concentrated approach, focusing on established, reasonably priced companies in industries that offer the greatest potential for growth. This generally means that I pursue the Fund's objective of capital appreciation by investing more money in a smaller number of stocks instead of maintaining smaller positions across a greater number of issues. My core portfolio will typically number 20 to 30 issues. This allows me to use my stock selection abilities to take full advantage of the stock market's growth potential. Of course, a concentrated portfolio can involve greater potential for price fluctuations than larger, more diversified portfolios.


           YOUR FUND'S 10 LARGEST INVESTMENTS -- 6/30/98

                                                      % of
                Company                            Net Assets
                -------                            ----------
        1.      Volkswagen                            6.93
        2.      Nokia Corp.                           6.60
        3.      Warner-Lambert Co.                    6.42
        4.      Computer Sciences                     6.07
        5.      Wal-Mart Stores, Inc.                 5.83
        6.      American International Group          5.71
        7.      Chase Manhattan                       5.46
        8.      Philips Electronics                   5.43
        9.      Hershey Foods                         5.17
       10.      Mattel, Inc.                          5.07

Portfolio holdings and asset allocations will vary.

Q. What factors helped or hurt Fund performance during the six months?

Positive market reaction to many of the stocks in the portfolio contributed to your Fund's strong performance -- specifically, large-cap growth companies that maintained solid earnings momentum. In addition, several individual holdings -- Volkswagen, Nokia and Philips Electronics, in particular -- helped fuel the Fund's performance.

Q. What is your outlook for the rest of 1998?

I am optimistic -- the U.S. economy remains strong. Although the Federal Reserve Board is concerned about Asia's financial crisis, I expect interest rates to stay where they are in the near future as inflation will likely remain subdued. All in all, I believe this is a recipe for continued stock market success.

As always, it is my belief that outstanding companies with superior earnings and revenue growth can outperform the broader market over time. As a result, I will continue to focus on finding those companies that I believe can deliver earnings growth in excess of investor expectations -- and that are available at reasonable prices. This means paying strict attention to the fundamentals and valuations of individual companies that the Fund currently owns -- and those that I'm looking to buy. It is my goal to be invested in the most promising growth stocks, whatever the market sector.

Portfolio commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio charges.

--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
Investments as of June 30, 1998
(unaudited)

COMMON STOCK--99.6% OF TOTAL NET ASSETS

    SHARES      DESCRIPTION                                          VALUE (a)
-------------------------------------------------------------------------------
                AIRLINES--1.3%
    280,000     AMR Corp. (c) ...............................    $   23,310,000
                                                                 --------------
                APPAREL & TEXTILES--4.0%
  1,190,000     Gap, Inc. ...................................        73,333,750
                                                                 --------------
                AUTOMOTIVE--11.9%
    920,000     Daimler-Benz AG (ADR) .......................        89,527,500
    920,000     Daimler-Benz AG (Rights) (c) ................         1,207,500
    645,000     Volkswagen AG (ADR) .........................       125,775,000
                                                                 --------------
                                                                    216,510,000
                                                                 --------------
                BANKS--9.4%
  1,450,000     Bank of New York ............................        87,996,875
  1,902,500     Washington Mutual, Inc. .....................        82,639,844
                                                                 --------------
                                                                    170,636,719
                                                                 --------------
                BANKS -- MONEY CENTER--5.5%
  1,312,000     Chase Manhattan .............................        99,056,000
                                                                 --------------
                BEVERAGES & TOBACCO--4.9%
  2,275,000     Philip Morris Cos ...........................        89,578,125
                                                                 --------------
                COMPUTER SOFTWARE & SERVICES--6.1%
  1,720,000     Computer Sciences ...........................       110,080,000
                                                                 --------------
                DRUGS--10.3%
    645,000     Pfizer, Inc. ................................        70,103,437
  1,680,000     Warner-Lambert Co. ..........................       116,550,000
                                                                 --------------
                                                                    186,653,437
                                                                 --------------
                ELECTRONIC COMPONENTS--12.0%
  1,650,000     Nokia Corp. (ADR) ...........................       119,728,125
  1,160,000     Philips Electronics NV (ADR) ................        98,600,000
                                                                 --------------
                                                                    218,328,125
                                                                 --------------
                FOOD -- RETAILERS/WHOLESALERS--5.2%
  1,360,000     Hershey Foods ...............................        93,840,000
                                                                 --------------
                FREIGHT TRANSPORTATION--4.9%
    900,000     Burlington Northern Santa Fe ................        88,368,750
                                                                 --------------
                INSURANCE--5.7%
    709,450     American International Group ................       103,579,700
                                                                 --------------
                LEISURE & LODGING--7.6%
  1,140,000     Carnival Corp. ..............................        45,172,500
  2,175,000     Mattel, Inc. ................................        92,029,688
                                                                 --------------
                                                                    137,202,188
                                                                 --------------

                RETAIL--10.8%
  4,740,000     Kmart .......................................    $   91,245,000
  1,740,000     Wal-Mart Stores, Inc. .......................       105,705,000
                                                                 --------------
                                                                    196,950,000
                                                                 --------------
                Total Common Stock (Identified Cost
                   $1,504,782,975) ..........................     1,807,426,794
                                                                 --------------
SHORT TERM INVESTMENT--0.2%

   FACE
  AMOUNT
-------------------------------------------------------------------------------
$ 3,565,000     American Express, 5.950%, 7/01/98 ...........         3,565,000
                                                                 --------------
                Total Short Term Investment (Identified Cost
                  $3,565,000) ...............................         3,565,000
                                                                 --------------
                Total Investments--99.8% (Identified Cost
                  $1,508,347,975) (b) .......................     1,810,991,794

                Other assets less liabilities ...............         3,567,937
                                                                 --------------
                Total Net Assets--100% ......................    $1,814,559,731
                                                                 ==============

(a)     See Note 1a of Notes to Financial Statements.
(b) Federal Tax Information: At June 30, 1998 the net unrealized appreciation on investments based on cost of $1,508,347,975 for federal income tax purposes was as follows:

        Aggregate gross unrealized appreciation for all
        investments in which there is an excess of value over
        tax cost ............................................    $  314,612,587
        Aggregate gross unrealized depreciation for all
        investments in which  there is an excess of tax cost
        over value ..........................................       (11,968,768)
                                                                 --------------
        Net unrealized appreciation..........................    $  302,643,819
                                                                 ==============
(c)     Non-income producing security.

ADR An American Depository Receipt is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The value of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
June 30, 1998
(unaudited)

ASSETS
  Investments at value (Identified cost
    $1,508,347,975) ........................                      $1,810,991,794
  Cash .....................................                               2,076
  Receivable for:
    Fund shares sold .......................                           1,284,109
    Securities sold ........................                           6,530,332
    Dividends and interest .................                           1,068,639
    Tax reclaims ...........................                           1,906,067
    Miscellaneous ..........................                              11,614
  Prepaid registration expense .............                              22,500
                                                                  --------------
                                                                   1,821,817,131
LIABILITIES
  Payable for:
    Securities purchased ................... $4,839,065
    Fund shares redeemed ...................  1,149,259
  Accrued expenses:
    Management fees ........................    967,971
    Deferred trustees' fees ................    105,879
    Accounting and administrative ..........     25,751
    Other ..................................    169,475
                                             ----------
                                                                       7,257,400
                                                                  --------------
NET ASSETS .................................                      $1,814,559,731
                                                                  ==============
  Net Assets consist of:
    Capital paid in ........................                      $1,222,350,336
    Undistributed net investment income ....                          13,124,784
    Accumulated net realized gains .........                         276,440,792
    Unrealized appreciation on investments .                         302,643,819
                                                                  --------------

NET ASSETS ..................................                     $1,814,559,731
                                                                  ==============
Computation of net asset value and offering price:

Net asset value and redemption price of Class
  A shares ($1,773,738,255 divided by
  134,464,670 shares of beneficial interest)                         $13.19
                                                                     ======
Offering price per share (100/94.25 of $13.19)                       $13.99*
                                                                     ======

Net asset value and offering price of Class B
  shares ($40,821,476 divided by 3,134,052
  shares of beneficial interest) ............                        $13.03**
                                                                     ======
 * Based upon single purchases of less than $50,000.
   Reduced sales charges apply for purchases in excess of this amount.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 1998
(unaudited)

INVESTMENT INCOME
  Dividends ..................................                   $ 21,122,240(a)
  Interest ...................................                        230,695
                                                                 ------------
                                                                   21,352,935
  Expenses
    Management fees ..........................  $5,535,663
    Service fees - Class A ...................   2,028,702
    Service and distribution fees - Class B ..     134,579
    Trustees' fees and expenses ..............      34,396
    Accounting and administrative ............     122,557
    Custodian ................................     120,004
    Transfer agent ...........................   1,048,523
    Audit and tax services ...................      15,245
    Legal ....................................      41,520
    Printing .................................      94,461
    Registration .............................      90,433
    Miscellaneous ............................      33,401
                                                ----------
  Total expenses .............................                      9,299,484
                                                                 ------------
  Net investment income ......................                     12,053,451
                                                                 ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Realized gain on investments - net .........                    223,989,951
  Unrealized appreciation on investments - net                    152,551,694
                                                                 ------------
  Net gain on investment transactions ........                    376,541,645
                                                                 ------------
    NET INCREASE IN NET ASSETS FROM OPERATIONS                   $388,595,096
                                                                 ============
(a) Net of foreign taxes of: $1,503,917.

                See accompanying notes to financial statements.

-----------------------------------------------------------------------------------------------------
                                 STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

(unaudited)
                                                                                       SIX MONTHS
                                                               YEAR ENDED                 ENDED
                                                              DECEMBER 31,               JUNE 30,
                                                                  1997                     1998
                                                             --------------           --------------
FROM OPERATIONS
  Net investment income ...............................      $    1,108,757           $   12,053,451
  Net realized gain on investments ....................         423,636,925              223,989,951
  Unrealized appreciation (depreciation) on investments        (129,419,929)             152,551,694
                                                             --------------           --------------
  Increase in net assets from operations ..............         295,325,753              388,595,096
                                                             --------------           --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gain on investments
    Class A ...........................................        (411,198,356)                       0
    Class B ...........................................          (3,125,361)                       0
                                                             --------------           --------------
                                                               (414,323,717)                       0
                                                             --------------           --------------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL
 SHARE TRANSACTIONS ...................................         299,959,511              (51,538,669)
                                                             --------------           --------------
  Total increase in net assets ........................         180,961,547              337,056,427
NET ASSETS
  Beginning of the period .............................       1,296,541,757            1,477,503,304
                                                             --------------           --------------
  End of the period ...................................      $1,477,503,304           $1,814,559,731
                                                             ==============           ==============
UNDISTRIBUTED NET INVESTMENT INCOME
  End of the period ...................................      $    1,071,333           $   13,124,784
                                                             ==============           ==============

                See accompanying notes to financial statements.


------------------------------------------------------------------------------------------------------------------------------------
                                                        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
(unaudited)
                                                     CLASS A                                                   CLASS B
                 ------------------------------------------------------------------------------   ---------------------------------
                                                                                           SIX             MARCH 1,         SIX
                                                                                          MONTHS           1997(a)         MONTHS
                                      YEAR ENDED DECEMBER 31,                             ENDED            THROUGH         ENDED
                 ---------------------------------------------------------------         JUNE 30,        DECEMBER 31,     JUNE 30,
                          1993         1994        1995          1996         1997         1998              1997           1998
                          ----         ----        ----          ----         ----         ----              ----           ----
Net Asset Value,
  Beginning of
  the Period .........   $10.08       $10.44      $  8.87       $10.55       $11.63       $10.41            $12.47         $10.32
                         ------       ------      -------       ------       ------       ------            ------         ------
Income From Investment
  Operations
Net Investment Income
  (Loss) .............     0.02         0.11         0.05         0.04         0.01         0.09             (0.07)(b)       0.05
Net Realized and
  Unrealized Gain (Loss)
  on Investments .....     1.12        (0.84)        3.30         2.07         2.79         2.69              1.94           2.66
                         ------       ------      -------       ------       ------       ------            ------         ------
Total From Investment
  Operations .........     1.14        (0.73)        3.35         2.11         2.80         2.78              1.87           2.71
                         ------       ------      -------       ------       ------       ------            ------         ------
Less Distributions
Dividends From Net
  Investment Income ..    (0.01)       (0.11)       (0.05)       (0.04)        0.00         0.00              0.00           0.00
Distributions From Net
  Realized Capital
  Gains ..............    (0.77)       (0.73)       (1.62)       (0.99)       (4.02)        0.00             (4.02)          0.00
                         ------       ------      -------       ------       ------       ------            ------         ------
Total Distributions ..    (0.78)       (0.84)       (1.67)       (1.03)       (4.02)        0.00             (4.02)          0.00
                         ------       ------      -------       ------       ------       ------            ------         ------
Net Asset Value, End
  of the Period ......   $10.44       $ 8.87       $10.55       $11.63       $10.41       $13.19            $10.32         $13.03
                         ======       ======       ======       ======       ======       ======            ======         ======
Total Return (%) (c) .     11.3         (7.1)        38.1         20.9         23.5         26.7              14.4           26.2
Ratio of Operating
  Expenses to Average
  Net Assets (%) .....     1.18         1.19         1.20         1.18         1.12         1.11(d)           1.87 (d)       1.86(d)
Ratio of Net Investment
  Income to Average
  Net Assets (%) .....     0.16         1.05         0.42         0.33         0.08         1.46(d)          (0.67)(d)       0.71(d)
Portfolio Turnover
  Rate (%) ...........      145          141          235          199          214          209(d)            214            209(d)
Net Assets, End of the
  Period (000,000) ...   $1,201         $988       $1,201       $1,297       $1,460       $1,774               $18            $41

(a) Commencement of operations.
(b) Per share net investment loss has been calculated using the average shares outstanding during the year.
(c) A sales charge in the case of Class A shares and a contingent deferred sales charge in the case of Class B are not reflected in total return calculations. Periods less than one year are not annualized.
(d) Computed on an annualized basis.

                                           See accompanying notes to financial statements.


--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

June 30, 1998
(unaudited)

1. The Fund is a Series of New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks long-term growth of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy. The Declaration of Trust permits the trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers both Class A and Class B shares. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Expenses of the Fund are borne pro-rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's adviser under the supervision of the Fund's trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income for the Fund is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences will result in reclassification to the capital accounts.

E. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES. For the six months ended June 30, 1998, purchases and sales of securities (excluding short-term investments) were $1,726,858,827 and $1,767,094,304 respectively.

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 1998, the Fund incurred management fees payable to its investment adviser, Capital Growth Management, L.P. ("Capital Growth Management"). Capital Growth Management is an affiliate of Nvest Companies, L.P. ("Nvest") which is a subsidiary of Metropolitan Life Insurance Company ("MetLife"). The management agreement in effect during the six months ended June 30, 1998 provided for fees as set forth below:

     FEES EARNED      ANNUAL PERCENTAGE RATE    ANNUAL NET ASSET VALUE LEVELS
     -----------      ----------------------    -----------------------------
     $5,535,663               0.750%            the first $200 million
                              0.700%            the next $300 million
                              0.650%            the excess over $500 million

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds, L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of Nvest and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and related clerical functions relating to the Fund, and (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance. For the six months ended June 30, 1998 these expenses amounted to $122,557 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES. New England Funds Service Corp. (NEFSCO) is the transfer and shareholder servicing agent for the Fund. For the six months ended June 30, 1998, the Fund paid NEFSCO $815,531 as compensation for its services in that capacity. For the six months ended June 30, 1998, the Fund received $17,427 in transfer agent credits. The transfer agent expense in the Statement of Operations is net of these credits.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and a Service and Distribution Plan relating to the Fund's Class B shares (the "Class B Plan").

Under the Class A Plan, the Fund pays New England Funds a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1998, the Fund paid New England Funds $2,028,702 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward into 1998 is $2,030,882.

Under the Class B Plan, the Fund pays New England Funds a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1998, the Fund paid New England Funds $33,645 in service fees under the Class B Plan.

Also under the Class B Plan, the Fund pays New England Funds a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B shares. For the six months ended June 30, 1998, the Fund paid New England Funds $100,934 in distribution fees under the Class B Plan.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1998 amounted to $1,083,419.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of New England Funds, NEFSCO, Nvest or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

          Annual Retainer                             $9,259
          Meeting Fee                                    159/meeting
          Annual Committee Member Retainer             1,389
          Annual Committee Chairman Retainer             926

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund on the normal payment date.

4. CAPITAL SHARES. At June 30, 1998 there was an unlimited number of shares of beneficial interest authorized, divided into two classes, Class A and Class B capital stock. Transactions in capital shares were as follows:

                                               YEAR ENDED                         SIX MONTHS ENDED
                                           DECEMBER 31, 1997                       JUNE 30, 1998
                                       ------------------------------        ------------------------------
CLASS A                                  SHARES            AMOUNT              SHARES            AMOUNT
                                       ----------       -------------        ----------       -------------
Shares sold ....................        9,974,830       $ 120,073,996         4,293,708       $  51,382,816
Shares issued in connection with
  the reinvestment of:
  Distributions from net
    realized gain ..............       37,920,855         400,444,224                 0                   0
                                       ----------       -------------        ----------       -------------
                                       47,895,685         520,518,220         4,293,708          51,382,816
Shares repurchased .............      (19,156,995)       (241,073,215)      (10,017,667)       (119,938,251)
                                       ----------       -------------        ----------       -------------
Net increase (decrease) ........       28,738,690       $ 279,445,005        (5,723,959)      $ (68,555,435)
                                       ----------       -------------        ----------       -------------

                                               YEAR ENDED                         SIX MONTHS ENDED
                                           DECEMBER 31, 1997                       JUNE 30, 1998
                                       ------------------------------        ------------------------------
CLASS B                                  SHARES            AMOUNT              SHARES            AMOUNT
                                       ----------       -------------        ----------       -------------
Shares sold ....................        1,493,346       $  18,164,763         1,522,769       $  18,331,919
Shares issued in connection with
  the reinvestment of:
  Distributions from net
  realized gain ................          289,708           3,041,934                 0                   0
                                       ----------       -------------        ----------       -------------
                                        1,783,054          21,206,697         1,522,769          18,331,919
Shares repurchased .............         (62,752)           (692,191)         (109,019)         (1,315,153)
                                       ----------       -------------        ----------       -------------
Net increase ...................        1,720,302          20,514,506         1,413,750          17,016,766
                                       ----------       -------------        ----------       -------------

Increase (decrease) derived from
capital shares transactions ....       30,458,992       $ 299,959,511        (4,310,209)      $ (51,538,669)
                                       ==========       =============        ==========       =============

SUPPLEMENT DATED AUGUST 17, 1998 TO THE NEW ENGLAND STOCK FUNDS CLASS A, B AND
          C SHARES AND CLASS Y SHARES PROSPECTUSES DATED MAY 1, 1998

FOR NEW ENGLAND VALUE FUND AND NEW ENGLAND BALANCED FUND
The following supplements the "Fund Management" section of each Prospectus:

Effective August 1998, Jeffrey Wardlow and Lauriann Kloppenberg have assumed responsibility for the day-to-day management of the Value Fund. Also effective August 1998, Jeffrey Wardlow and Gregg Watkins have assumed responsibility for the day-to-day management of the equity portion of the Balanced Fund and the responsibility for allocating the assets of the Balanced Fund between equity and fixed-income securities. The day-to-day management of the fixed-income portion of the Balanced Fund remains the same. Mr. Wardlow, Vice President of Loomis Sayles, has managed the Loomis Sayles Core Value Fund since its inception in May 1991. Ms. Kloppenberg, Vice President and Director of Equity Research of Loomis Sayles, has been employed by Loomis Sayles for more than five years. Mr. Watkins, Vice President of Loomis Sayles, is also a portfolio manager of the Loomis Sayles Mid-Cap Value Fund and has been employed by Loomis Sayles for more than five years.

FOR NEW ENGLAND GROWTH FUND
Effective September 1, 1998, New England Growth Fund offers Class C shares to the general public in addition to Class A and Class B shares. Therefore, the following tables supplement "Annual fund operating expenses" and "Example" in the "Schedule of Fees" section:

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

                                                                 NEW ENGLAND
                                                                 GROWTH FUND
                                                                 -----------
                                                                   CLASS C
                                                                 -----------
Management Fees ................................................    0.67%
12b-1 Fees .....................................................    1.00%*
Other Expenses .................................................    0.20%
Total Fund Operating Expenses ..................................    1.87%
------------
*Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

EXAMPLE
You would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) unless otherwise noted, redemption at period end. The 5% return and expenses in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which may be more or less than those shown.
                                                    NEW ENGLAND GROWTH FUND
                                                    -----------------------
                                                            CLASS C
                                                    -----------------------
                                                       (1)           (2)
1 year ...........................................     $ 29          $ 19
3 years ..........................................     $ 59          $ 59
5 years ..........................................     $101          $101
10 years .........................................     $219          $219
------------
(1) Assumes redemption at end of period.
(2) Assumes no redemption at end of period.

                                              GLOSSARY FOR MUTUAL FUND INVESTORS
-------------------------------------------------------------------------------

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

PRICE/EARNINGS RATIO - Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price/earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different issues.

GROWTH INVESTING - An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

VALUE INVESTING - A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets aren't fully reflected in their stock prices. Value stocks will tend to have a lower price/earnings ratio than that of growth stocks.

STANDARD & POOR'S 500 - Market value-weighted index showing the change in aggregate market value of 500 stocks relative to the base period of 1941-1943. It is composed mostly of companies listed on the New York Stock Exchange.

--------------------------------------------------------------------------------
                              SAVING FOR RETIREMENT
--------------------------------------------------------------------------------
AN EARLY START CAN MAKE A BIG DIFFERENCE

With today's lengthening life spans, you may be retired for 20 years or more after you complete your working career. Living these retirement years the way you've dreamed of will require considerable financial resources. while it's never too late to start a retirement savings program, it's certainly never too early: The sooner you begin, the longer the time your money has to grow.

The chart below illustrates this point dramatically. One investor starts at age 30, saves for just 10 years, then leaves the investment to grow. The second investor starts 10 years later but saves much longer -- for 25 years, in fact. Can you guess which investor accumulates the greater retirement nest egg? For the answer, look at the chart.

--------------------------------------------------------------------------------
                    AN EARLY START CAN MAKE A BIG DIFFERENCE
--------------------------------------------------------------------------------

[A chart in the form of a line graph appears here, comparing the growth of investments made for 10 years by an investor who begins investing at age 30 to the growth of investments made for twenty-five years by an investor who begins investing at age 40. A hypothetical appreciation of 10% is assumed. The data points from the graph are as follows:]

Investor A - Begins investing at age 30 for 10 years:
Age                                                        Growth of Investments
30                                                                        $2,000
35                                                                       $15,431
40                                                                       $35,062
45                                                                       $90,943
55                                                                      $146,464
60                                                                      $235,882
65                                                                      $379,890


Investor B - Begins investing at age 40 for 25 years:
Age                                                        Growth of Investments
40                                                                        $2,000
45                                                                       $15,431
50                                                                       $37,062
55                                                                       $71,899
60                                                                      $128,005
65                                                                      $216,364

Assumes 10% hypothetical appreciation. For illustrative purposes only and not indicative of future performance of any New England Fund.

Investor A invested $20,000, less than half of Investor B's commitment -- and for less than half the time. Yet Investor A wound up with a much greater retirement nest egg. The reason? It's all thanks to an early start.

New England Funds has prepared a number of informative retirement planning guides. Call your financial representative or New England Funds today, and ask for the guide that best fits your personal needs.

--------------------------------------------------------------------------------
                             REGULAR INVESTING PAYS
--------------------------------------------------------------------------------

FIVE GOOD REASONS TO INVEST REGULARLY
1. It's an easy way to build assets.
2. It's convenient and effortless.
3. It requires a low minimum to get started.
4. It can help you reach important long-term goals like financing retirement or college funding.
5. It can help you benefit from the ups and downs of the market. With Investment Builder, New England Fund's automatic investment program, you can invest as little as $100 a month in your New England fund automatically -- without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

--------------------------------------------------------------------------------
                         THE POWER OF MONTHLY INVESTING
--------------------------------------------------------------------------------

[A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:]

Monthly investments of $100

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                        $7,322
10                                                                      $18,079
15                                                                      $33,886
20                                                                      $57,111
25                                                                      $91,236

Monthly investments of $200

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $14,643
10                                                                      $36,158
15                                                                      $67,772
20                                                                     $114,222
25                                                                     $182,472

Monthly investments of $500

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $36,608
10                                                                      $90,396
15                                                                     $169,429
20                                                                     $285,555
25                                                                     $456,181

For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high.

You can start an Investment Builder program with your current New England Funds account. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

--------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                                   STOCK FUNDS
                                  Bullseye Fund
                               Star Small Cap Fund
                                   Growth Fund
                               Star Advisers Fund
                               Capital Growth Fund
                            Growth Opportunities Fund
                                   Value Fund
                               Equity Income Fund
                                  Balanced Fund

                            INTERNATIONAL STOCK FUNDS
                            International Equity Fund
                               Star Worldwide Fund

                                   BOND FUNDS
                                High Income Fund
                              Strategic Income Fund
                                Bond Income Fund
                           Government Securities Fund
                        Limited Term U.S. Government Fund
                      Adjustable Rate U.S. Government Fund

                                TAX EXEMPT FUNDS
                              Municipal Income Fund
                       Massachusetts Tax Free Income Fund
                        Tax Free Income Fund of New York
                  Intermediate Term Tax Free Fund of California

                               MONEY MARKET FUNDS
                   Cash Management Trust, Money Market Series
                          Tax Exempt Money Market Trust

                    To learn more, and for a free prospectus,
                     contact your financial representative.
              Visit our World Wide Web site at www.mutualfunds.com

                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

           This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about
          distribution charges, management and other items of interest.
    Investors are advised to read the prospectus carefully before investing.

 New England Funds, L.P., and other firms selling shares of New England Funds are members of the National Association of Securities Dealers, Inc.
    (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program.
                The program provides access to information about
        securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 1-800-289-9999 or by
                    visiting their web site at www.NASDR.com.

                                                              ------------------
         [LOGO](R)                                                Bulk Rate
   NEW ENGLAND FUNDS(R)                                          U.S. Postage
Where The Best Minds Meet(R)                                         Paid
                                                                 Brockton, MA
                                                                Permit No. 770
                                                              ------------------


  ---------------------
   399 Boylston Street

  Boston, Massachusetts

           02116
  ---------------------


     [Dalbar Logo]
-----------------------
  1995 o 1996 o 1997

      GF58-0698

[Recycle Logo] Printed on Recycled Paper